Revenue and segment information	12 Months Ended
Dec. 31, 2022
Revenue and segment information
Revenue and segment information
6.	Revenue and segment information

	Diagnosis and	Diagnosis and
	monitoring	monitoring
	– provision of	– sale of IVD	Development
	LDT services	products	services	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Year ended December 31,2020
Revenue	291,702	93,982	38,801	424,485
Segment profit	198,170	60,266	1,781	260,217
Year ended December 31,2021
Revenue	337,844	154,543	39,563	531,950
Segment profit	231,186	99,993	6,788	337,967
Year ended December 31,2022
Revenue	542,338	60,269	48,099	650,706
Segment profit	250,819	24,734	5,875	281,428

Reconciliation of segment profits to loss for the year:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Total segment profits	260,217	337,967	281,428
Unallocated expenses
- operating expenses	(528,593)	(855,815)	(983,434)
- finance income/(costs) – net	22,703	15,250	(108,624)
- losses from financial instruments with preferred rights	(2,823,370)	—	—
Loss for the year	(3,069,043)	(502,598)	(810,630)

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Timing of revenue recognition
- over time	265,137	218,754	188,827
- at a point in time	159,348	313,196	461,879
	424,485	531,950	650,706

The Group has recognized the following assets and liabilities related to contracts with customers:

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Contract assets	8,458	18,464
Less: loss allowance	(683)	(3,767)
	7,775	14,697
Contract liabilities	11,962	9,589
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	6,607	8,303

6.	Revenue and segment information (Continued)

Note:

Contract assets arise from provision of services ahead of the agreed payment schedules for fixed-price contracts. The contract assets were aged within one year with insignificant credit risk.

Contract liabilities mainly arise from the advance payments made by customers while the underlying services are yet to be provided. Most of these remaining obligations under such agreement are expected to be fulfilled within one year based on the estimation from management.